Bank Loans	6 Months Ended
Dec. 31, 2021
Bank Loans [Abstract]
BANK LOANS

9. BANK LOANS

Bank loans represent the amounts due to various banks. As of December 31, 2021 and June 30, 2021, short-term and current portion of long-term banks consisted of the following:

Summary of short-term bank loans is as follows:

	Annual Interest		As of December 31,	As of June 30,
	Rate	Maturities	2021	2021
Short-term loans:
Industrial Bank Co., Ltd. (2)	5.00%	September 30, 2021	$-	1,548,491
Xiamen International Bank (1)	8.00%	October 29, 2021	-	1,083,944
Xiamen Bank (4)	5.22%	August 10, 2021	-	309,698
Industrial Bank Co., Ltd. (2)	4.80%	December 20, 2022	1,569,218	-
Xiamen Bank (1)	5.22%	June 18, 2022	470,765	464,548
Xiamen Bank (1)	5.22%	June 22, 2022	313,844	309,698
Bank of China Ltd. (3)	4.70%	June 1, 2022	1,255,375	1,238,793
Subtotal			3,609,202	4,955,172
Current portion of long-term loans:
Bank of China Ltd. (3)	3.80%	November 26, 2023	94,153	46,454
Bank of China Ltd. (3)	4.15%	December 29, 2023	219,691	108,394
Bank of China Ltd. (3)	5.10%	April 15, 2024	62,768	30,970
Total			$3,985,814	$5,140,990

Summary of long-term bank loans is as follows:

	Annual Interest		As of December 31,	As of June 30,
	Rate	Maturities	2021	2021
Long-term loans:
Bank of China Ltd. (3)	3.80%	November 26, 2023	$376,612	$418,093
Bank of China Ltd. (3)	4.15%	December 29, 2023	878,762	975,549
Bank of China Ltd. (3)	5.10%	April 15, 2024	251,075	278,728
Total			$1,506,449	$1,672,370

The weighted average interest rate on short-term bank loans outstanding as of June 30, 2021 and December 31, 2021 was 5.58% and 4.80%, respectively. The effective interest rate for bank loans was approximately 7.21%, and 4.75% for the years ended June 30, 2021 and December 31, 2021, respectively.

(1)	Loans from Xiamen Bank and Xiamen International Bank were personally guaranteed by Mr. Zhuoqin Huang, the chief executive officer of the Company, and his spouse.

(2)	On February 4, 2021, Pop Culture entered into a factoring agreement with Industrial Bank Co., Ltd. and received a total of RMB10,000,000 (equivalent to $1,548,491) on February 4, 2021 by factoring the receivables due from customers of RMB13,000,000 (equivalent to $2,013,038), for which Industrial Bank Co., Ltd. had the right of recourse to Pop Culture. The factoring was guaranteed by Mr. Zhuoqin Huang, the chief executive office of the Company. Subsequently, the loans from Industrial Bank Co., Ltd were repaid on September 17, 2021 with the collections of receivables due from customers.

(3)	Loans from Bank of China were guaranteed by Mr. Zhuoqin Huang, the chief executive officer of the Company.

(4)	This loan was jointly guaranteed by Mr. Zhuoqin Huang and his spouse, and Taiping General Insurance Co., Ltd. Xiamen Branch.